Revision of Previously Reported Financial Information - Revision on the Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Trade receivables, net of allowances	$ 79,605	$ 52,623		$ 43,992
Inventories	130,626	115,391		110,899
Total current assets	436,540	290,590		248,669
Property, plant and equipment, net	235,229	208,694		180,821
Total assets	1,930,322	1,788,263		1,779,180
Accounts payable	36,414	47,479		35,877
Accrued rebates	22,770	22,733	$ 18,300	19,756
Accrued expenses and other liabilities	47,222	47,903		32,696
Total current liabilities	107,591	139,997		109,799
Finance obligations-less current portion	10,901	11,181		8,405
Total liabilities	660,809	1,298,240		1,273,627
Accumulated deficit	(219,116)	(162,578)		(142,576)
Total stockholders' equity	1,269,513	490,023	$ 490,355	505,553	$ 456,373
Total liabilities and stockholders' equity	$ 1,930,322	$ 1,788,263		1,779,180
Revision of Prior Period, Error Correction [Member] | Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Trade receivables, net of allowances				44,520
Inventories				111,343
Total current assets				249,641
Property, plant and equipment, net				175,016
Total assets				1,774,347
Accounts payable				36,405
Accrued rebates				19,284
Accrued expenses and other liabilities				33,168
Total current liabilities				110,327
Finance obligations-less current portion				2,600
Total liabilities				1,268,350
Accumulated deficit				(142,132)
Total stockholders' equity				505,997
Total liabilities and stockholders' equity				1,774,347
Revision of Prior Period, Error Correction [Member] | Revision of Prior Period, Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Trade receivables, net of allowances				(528)
Inventories				(444)
Total current assets				(972)
Property, plant and equipment, net				5,805
Total assets				4,833
Accounts payable				(528)
Accrued rebates				472
Accrued expenses and other liabilities				(472)
Total current liabilities				(528)
Finance obligations-less current portion				5,805
Total liabilities				5,277
Accumulated deficit				(444)
Total stockholders' equity				(444)
Total liabilities and stockholders' equity				$ 4,833